LOAN FROM A THIRD PARTY (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CNY (¥)
Loan From Third Party [Abstract]
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,185,569		¥ 15,000,000
Line of Credit Facility, Interest Rate During Period	4.00%
Debt Instrument, Periodic Payment, Interest	$ 67,303	$ 0